Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
SUMMARY OF CHANGES IN ACCOUNTING POLICIES
(A)  SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of amendments to standards became mandatory for the first time for the financial year beginning on 1 January 2023 and have not been listed in these unaudited condensed consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

FOREIGN CURRENCIES
(B)  FOREIGN CURRENCIES
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2023	31 December 2022	30 June 2023	30 June 2022

Argentinean peso	256.709065	177.131872	-	-
Brazilian real	4.819192	5.217705	5.117130	5.049046
Canadian dollar	1.326614	1.353834	1.357985	1.268356
Colombian peso	4 183.19	4 807.99	4 638.30	3 920.73
Chinese yuan	7.268793	6.898736	6.927067	6.458363
Euro	0.920302	0.937559	0.927659	0.913529
Mexican peso	17.072031	19.361452	18.297743	20.324130
Pound sterling	0.789876	0.831548	0.812848	0.768921
Peruvian nuevo sol	3.636005	3.820004	3.773824	3.800274
South Korean won	1 322.27	1 260.16	1 301.06	1 221.30
South African rand	18.938593	16.968472	18.099957	15.476459
The company applies hyperinflation accounting for its Argentinean subsidiaries. The 2023 results, restated for purchasing power, were translated at the June 2023 closing rate of 256.709065 Argentinean pesos per US dollar (2022 results – at the June 2022 closing rate of 125.210300 Argentinean pesos per US dollar).